UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

FORM N-Q

JULY 31, 2018

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 64.2%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
General Motors Co.	55,460	$2,102,488

CONSUMER STAPLES - 4.5%
Beverages - 1.2%
Keurig Dr Pepper Inc.	95,510	2,293,195
PepsiCo Inc.	21,310	2,450,650

Total Beverages		4,743,845

Household Products - 3.3%
Colgate-Palmolive Co.	30,300	2,030,403
Kimberly-Clark Corp.	30,550	3,478,423
Procter & Gamble Co.	43,690	3,533,647
Reckitt Benckiser Group PLC	50,990	4,545,548	(a)

Total Household Products		13,588,021

TOTAL CONSUMER STAPLES		18,331,866

FINANCIALS - 11.0%
Banks - 2.7%
Bank of America Corp.	194,900	6,018,512
Citigroup Inc.	68,110	4,896,428

Total Banks		10,914,940

Capital Markets - 0.8%
CME Group Inc.	18,970	3,018,506

Insurance - 1.3%
Aflac Inc.	57,410	2,671,862
MetLife Inc.	58,280	2,665,727

Total Insurance		5,337,589

Mortgage Real Estate Investment Trusts (REITs) - 6.2%
AGNC Investment Corp.	361,190	7,032,369
Annaly Capital Management Inc.	521,840	5,594,125
Starwood Property Trust Inc.	374,710	8,558,376
TPG RE Finance Trust Inc.	206,280	4,253,494

Total Mortgage Real Estate Investment Trusts (REITs)		25,438,364

TOTAL FINANCIALS		44,709,399

HEALTH CARE - 6.5%
Pharmaceuticals - 6.5%
AstraZeneca PLC, ADR	61,990	2,425,669
Bristol-Myers Squibb Co.	47,200	2,773,000
GlaxoSmithKline PLC, ADR	49,040	2,039,574
Johnson & Johnson	22,090	2,927,367

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Merck & Co. Inc.	159,090	$10,479,258
Pfizer Inc.	147,120	5,874,501

TOTAL HEALTH CARE		26,519,369

INDUSTRIALS - 4.9%
Aerospace & Defense - 3.5%
Lockheed Martin Corp.	44,280	14,439,708

Electrical Equipment - 0.5%
Emerson Electric Co.	29,680	2,145,270

Machinery - 0.9%
Stanley Black & Decker Inc.	23,650	3,534,966

TOTAL INDUSTRIALS		20,119,944

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 0.7%
Cisco Systems Inc.	63,730	2,695,142

IT Services - 2.2%
International Business Machines Corp.	41,740	6,049,378
Paychex Inc.	39,110	2,699,372

Total IT Services		8,748,750

Semiconductors & Semiconductor Equipment - 4.6%
Intel Corp.	20,830	1,001,923
Maxim Integrated Products Inc.	56,430	3,450,130
Microchip Technology Inc.	30,750	2,872,973
QUALCOMM Inc.	137,000	8,780,330
Texas Instruments Inc.	25,400	2,827,528

Total Semiconductors & Semiconductor Equipment		18,932,884

Software - 6.5%
Microsoft Corp.	188,000	19,943,040
Oracle Corp.	141,480	6,745,766

Total Software		26,688,806

Technology Hardware, Storage & Peripherals - 2.1%
Apple Inc.	45,340	8,627,749

TOTAL INFORMATION TECHNOLOGY		65,693,331

MATERIALS - 3.5%
Chemicals - 2.5%
DowDuPont Inc.	148,000	10,177,960

Containers & Packaging - 1.0%
International Paper Co.	79,300	4,260,789

TOTAL MATERIALS		14,438,749

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
REAL ESTATE - 11.5%
Equity Real Estate Investment Trusts (REITs) - 11.5%
Alexandria Real Estate Equities Inc.	46,220	$5,890,277
American Tower Corp.	28,700	4,254,488
Apartment Investment & Management Co., Class A Shares	81,830	3,490,049
AvalonBay Communities Inc.	24,040	4,251,474
EPR Properties	63,530	4,224,110
Equity Residential	54,490	3,565,281
Park Hotels & Resorts Inc.	120,470	3,768,302
Ramco-Gershenson Properties Trust	62,270	818,850
Retail Properties of America Inc., Class A Shares	289,270	3,630,338
Simon Property Group Inc.	29,680	5,229,913
STORE Capital Corp.	88,440	2,427,678
Weyerhaeuser Co.	161,710	5,527,248

TOTAL REAL ESTATE		47,078,008

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.5%
AT&T Inc.	194,310	6,212,091
Verizon Communications Inc.	157,240	8,119,873

Total Diversified Telecommunication Services		14,331,964

Wireless Telecommunication Services - 0.6%
Vodafone Group PLC, ADR	93,410	2,293,216

TOTAL TELECOMMUNICATION SERVICES		16,625,180

UTILITIES - 1.6%
Electric Utilities - 1.2%
Exelon Corp.	112,870	4,796,975

Multi-Utilities - 0.4%
CenterPoint Energy Inc.	61,200	1,742,976

TOTAL UTILITIES		6,539,951

TOTAL COMMON STOCKS (Cost - $205,493,431)		262,158,285

	SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 25.4%
Diversified Energy Infrastructure - 6.7%
Energy Transfer Partners LP	545,670	11,437,243
Enterprise Products Partners LP	236,450	6,857,050
Genesis Energy LP	390,190	8,970,468

Total Diversified Energy Infrastructure		27,264,761

Financials - 3.2%
Blackstone Group LP	378,220	13,207,442

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES/UNITS	VALUE
General Partner - 1.1%
Western Gas Equity Partners LP	124,680	$4,584,484

Global Infrastructure - 2.3%
Brookfield Infrastructure Partners LP	87,080	3,565,055
Brookfield Renewable Partners LP	198,890	6,036,190

Total Global Infrastructure		9,601,245

Liquids Transportation & Storage - 2.4%
Buckeye Partners LP	67,530	2,342,616
Magellan Midstream Partners LP	40,770	2,925,655
PBF Logistics LP	208,620	4,433,175

Total Liquids Transportation & Storage		9,701,446

Natural Gas Transportation & Storage - 3.7%
Hoegh LNG Partners LP	458,731	8,440,650
Williams Partners LP	147,020	6,620,311

Total Natural Gas Transportation & Storage		15,060,961

Offshore - 0.9%
Dynagas LNG Partners LP	462,580	3,746,898

Oil/Refined Products - 2.1%
Andeavor Logistics LP	15,660	713,156
CrossAmerica Partners LP	92,440	1,636,188
MPLX LP	74,630	2,718,771
Sunoco LP	123,960	3,308,493

Total Oil/Refined Products		8,376,608

Petrochemicals - 1.0%
Westlake Chemical Partners LP, Class L Shares	154,610	4,089,434

Shipping - 2.0%
KNOT Offshore Partners LP	370,050	8,141,100

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $93,495,663)		103,774,379

	SHARES
INVESTMENTS IN UNDERLYING FUNDS - 4.7%
Ares Capital Corp.	423,760	7,140,356	(b)
Golub Capital BDC Inc.	138,490	2,610,537	(b)
TCP Capital Corp.	320,130	4,753,931	(b)
TriplePoint Venture Growth BDC Corp., Class B Shares	355,140	4,851,212	(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $19,572,382)		19,356,036

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 3.1%
INDUSTRIALS - 0.3%
Machinery - 0.3%
Stanley Black & Decker Inc.	5.375%	11,960	$1,333,540

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Crown Castle International Corp.	6.875%	2,330	2,486,156

UTILITIES - 2.2%
Electric Utilities - 1.2%
NextEra Energy Inc.	6.371%	63,630	4,740,435

Multi-Utilities - 1.0%
Sempra Energy	6.750%	38,977	3,998,261

TOTAL UTILITIES			8,738,696

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $11,268,508)			12,558,392

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $329,829,984)			397,847,092

SHORT-TERM INVESTMENTS - 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $7,149,252)	1.741%	7,149,252	7,149,252

TOTAL INVESTMENTS - 99.2% (Cost - $336,979,236)			404,996,344
Other Assets in Excess of Liabilities - 0.8%			3,307,750

TOTAL NET ASSETS - 100.0%			$408,304,094

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is a business development company.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$13,786,318	$4,545,548	—	$18,331,866
Other Common Stocks	243,826,419	—	—	243,826,419
Master Limited Partnerships	103,774,379	—	—	103,774,379
Investments in Underlying Funds	19,356,036	—	—	19,356,036
Convertible Preferred Stocks	12,558,392	—	—	12,558,392

Total Long-Term Investments	393,301,544	4,545,548	—	397,847,092

Short-Term Investments†	7,149,252	—	—	7,149,252

Total Investments	$400,450,796	$4,545,548	—	$404,996,344

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2018, as a result of the fair value pricing procedures for the international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2018, securities valued at $4,545,548 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018